Risk/Return Detail Data - VIPMidCapPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund III
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Mid Cap Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Mid Cap Portfolio seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate	52.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations . The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index . Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	24.64%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(29.81%)
Performance Table Heading	Average Annual Returns
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Initial Class
Risk/Return:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.57%
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714
2015	(1.39%)
2016	12.23%
2017	20.81%
2018	(14.54%)
2019	23.45%
2020	18.19%
2021	25.60%
2022	(14.74%)
2023	15.08%
2024	17.49%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Service Class
Risk/Return:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.67%
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Service Class 2
Risk/Return:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.82%
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | Return Before Taxes | VIP Mid Cap Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	17.49%
Past 5 years	11.34%
Past 10 years	9.21%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | Return Before Taxes | VIP Mid Cap Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	17.35%
Past 5 years	11.23%
Past 10 years	9.10%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | Return Before Taxes | VIP Mid Cap Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	17.18%
Past 5 years	11.06%
Past 10 years	8.94%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | SP004
Risk/Return:
Label	S&P MidCap 400® Index
Past 1 year	13.93%
Past 5 years	10.34%
Past 10 years	9.68%

[1]	A Adjusted to reflect current fees.